Net Loss Per Share	6 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
Net loss per share
19.	Net loss per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Six Months Ended June 30,
	2025		2026
	RMB		RMB
Numerator:
Net loss	(39,182)		(34,484)
Net loss attributable to non-controlling interests	(1,063)		(447)
Numerator for basic and diluted net loss per share calculation	(38,119)		(34,037)
Denominator:
Denominator for basic net loss per share-weighted average ordinary shares outstanding	3,010,123	*	38,548,413
Adjustments for dilutive convertible promissory note	931,143	*	—
Denominator for diluted net loss per share-weighted average ordinary shares outstanding	3,941,266	*	38,548,413
Net loss per ordinary share
-Basic	(12.66	)*	(0.88)
-Diluted	(9.67	)*	(0.88)

*	Retrospectively restated to reflect the 2025 Share Consolidation.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive or immaterial to the net loss per share are as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Share options to employees (Note 17)	724	628
Total	724	628